Acquisitions - Schedule of Purchase Price Allocation (Details)	Jun. 30, 2025 EUR (€)
Net Tangible Assets
Current assets	€ 2,339,873	[1]
Current liabilities minus short term debt	(6,142,860)
Net working capital	(3,802,987)
Fixed assets, net	30,638
Other assets	7,228
Deferred tax liability	(4,062,240)
Total tangible asset allocation	(7,827,361)
Identifiable Intangible Assets
Player contracts	1,530,000
Broadcasting rights	2,600,000
Brand	8,930,000
Advertising	1,100,000
Season ticket holders	400,000
Total identifiable intangible assets	14,560,000
Implied goodwill	9,998,941
Total economic goodwill	9,998,941
Business Enterprise Value (BEV)	16,731,580
Long-term debt	(4,726,626)
Non-controlling interest	(482,918)
Total Purchase Price	€ 11,522,036	[2]

[1]	Current assets include the cash acquired amounting to EUR149,723. The total net cash consideration related to our acquisition of Juve Stabia amounted to EUR3,600,277. The net cash consideration related to our acquisition of Juve Stabia recognized during the six months ended June 30, 2025, amounted to EUR3,100,277, as reflected in the interim condensed consolidated statement of cash flows under investing activity.
[2]	As part of the step-up acquisition, Brera Holdings obtained control of Juve Stabia on June 20, 2025, in which it previously held a non-controlling equity interest of 38.46% prior to obtaining control. In accordance with IFRS 3, the previously held investment was remeasured to its fair value of approximately EUR7,042,000 as of the acquisition date, compared to its prior carrying amount of approximately EUR5,000,000. The resulting gain of approximately EUR2,042,000 was recognized in profit or loss under “Gain on remeasurement of previously held interest”.